NET TRADING INCOME (Details) - Schedule of Net Trading Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Schedule of Net Trading Income [Abstract]
Foreign exchange translation (losses) gains	£ (255)	£ 342		£ (174)
Gains on foreign exchange trading transactions	677	580		517
Total foreign exchange	422	922		343
Investment property (losses) gains (note 27)	(108)	139		230
Securities and other gains (losses) (see below)	17,974	(4,937)		11,244
Net trading income	£ 18,288	£ (3,876)	[1]	£ 11,817	[1]

[1]	Restated, see note 1.